Offsets	Sep. 02, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	F-4
File Number	333-287802
Initial Filing Date	Jun. 05, 2025
Fee Offset Claimed	$ 354,481.65
Explanation for Claimed Amount	With respect to the First F-4 Filing, the Company inadvertently included 195,554,070 Company common shares in the Calculation of Filing Fee Tables included as an exhibit to the First F-4 Filing (the “Unregistered Shares”). The Company made a payment of $354,481.65 in respect of the Unregistered Shares. As part of the Second F-4 Filing, the Company filed an amended Calculation of Filing Fee Tables included as an exhibit to the Second F-4 Filing, correcting the number of Company common shares being registered under the F-4 Registration Statement to exclude the Unregistered Shares. Accordingly, the Unregistered Shares were not registered under the F-4 Registration Statement at the time it was declared effective by the SEC, on July 22, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Kyivstar Group Ltd.
Form or Filing Type	F-4
File Number	333-287802
Filing Date	Jun. 05, 2025
Fee Paid with Fee Offset Source	$ 411,843.62
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kyivstar Group Ltd.
Form or Filing Type	F-4
File Number	333-287802
Initial Filing Date	Jun. 05, 2025
Fee Offset Claimed	$ 10,598.91
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, par value of $0.01 per share
Unsold Securities Associated with Fee Offset Claimed	5,847,015
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 69,228,657.60
Termination / Withdrawal Statement	The Company has completed the offering relating to its common shares made under the F-4 Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kyivstar Group Ltd.
Form or Filing Type	F-4
File Number	333-287802
Filing Date	Jun. 05, 2025
Fee Paid with Fee Offset Source	$ 411,843.62